UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2006

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  January 18, 2007
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  139,299


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2588   33212  SH       SOLE       NONE     0    0       33212
Abbott Labs              COM            002824100      2715   55747  SH       SOLE       NONE     0    0       55747
Air Prod & Chemical	 COM		009158106      1752   24932  SH	      SOLE	 NONE	  0    0       24932
American Int'l Group     COM            026874107      5247   73217  SH       SOLE       NONE     0    0       73217
American Std Inc Del	 COM		029712106	646   14097  SH	      SOLE       NONE     0    0       14097
Amgen Inc                COM            031162100      1464   21429  SH       SOLE       NONE     0    0       21429
Anheuser Busch           COM            035229103      1046   21258  SH       SOLE       NONE     0    0       21258
Applied Materials Inc    COM            038222105       612   33164  SH       SOLE       NONE     0    0       33164
Automatic Data Processi  COM            053015103      2969   60289  SH       SOLE       NONE     0    0       60289
Bank of America		 COM		060505104	382    7158  SH	      SOLE	 NONE	  0    0	7158
Berkshire Hathaway       Class B        084670207      5616    1532  SH       SOLE       NONE     0    0        1532
Capital One Financial	 COM		14040H105	346    4507  SH	      SOLE	 NONE	  0    0	4507
Chevron Corp	         COM            166764100      3144   42756  SH       SOLE       NONE     0    0       42756
Cisco Systems Inc	 COM		17275R102      1626   59480  SH	      SOLE       NONE     0    0       59480
Citigroup                COM            172967101      6981  125328  SH       SOLE       NONE     0    0      125328
Corning Inc              COM            219350105      1554   83064  SH       SOLE       NONE     0    0       83064
CVS Corp		 COM		126650100      2835   91717  SH	      SOLE	 NONE	  0    0       91717
Eli Lilly                COM            532457108       203    3896  SH       SOLE       NONE     0    0        3896
Encana Corp		 COM		292505104      2166   47141  SH	      SOLE	 NONE	  0    0       47141
Equity Office Properties COM		294741103	226    4700  SH	      SOLE	 NONE	  0    0	4700
Erie Indemnity Co	 COM		29530P102	209    3605  SH	      SOLE	 NONE	  0    0	3605
Exxon Mobil              COM            30231G102      4992   65149  SH       SOLE       NONE     0    0       65149
FEDEX Corp               COM            31428X106      2159   19874  SH       SOLE       NONE     0    0       19874
First Data Corp          COM            319963104      2797  109600  SH       SOLE       NONE     0    0      109600
General Electric         COM            369604103      6967  187225  SH       SOLE       NONE     0    0      187225
Goldman Sachs Group Inc	 COM		38141G104      2068   10375  SH	      SOLE	 NONE	  0    0       10375
Hershey Foods Corp	 COM		427866108       670   13459  SH       SOLE       NONE	  0    0       13459
IBM                      COM            459200101      4830   49717  SH       SOLE       NONE     0    0       49717
Intel                    COM            458140100      2642  130475  SH       SOLE       NONE     0    0      130475
iShares MSCI EAFE Value	 COM		464288877      1173   16251  SH	      SOLE	 NONE	  0    0       16251
iShares Russell 2000 Ind COM		464287655      2738   35088  SH	      SOLE	 NONE	  0    0       35088
iShares Russell Midcap   COM		464287499      3575   35808  SH	      SOLE	 NONE	  0    0       35808
iShares Trust MSCI EAFE  COM		464287465	410    5598  SH	      SOLE	 NONE	  0    0	5598
iShares Trust Russell 20 COM		464287630       434    5423  SH       SOLE	 NONE	  0    0	5423
iShares Trust S&P 100 In COM		464287101	278    4200  SH       SOLE       NONE	  0    0	4200
ITT Industries, Inc	 COM		450911102	245    4320  SH	      SOLE	 NONE	  0    0	4320
J.P. Morgan Chase & Co.  COM            46625H100      4129   85493  SH       SOLE       NONE     0    0       85493
Johnson & Johnson        COM            478160104      4820   73014  SH       SOLE       NONE     0    0       73014
Johnson Controls         COM            478366107      4056   47206  SH       SOLE       NONE     0    0       47206
Kellogg			 COM		487836108	517   10335  SH	      SOLE	 NONE	  0    0       10335
Medtronic		 COM		585055106      2294   42868  SH	      SOLE	 NONE	  0    0       42868
MGIC Investment Corp     COM            552848103       786   12564  SH       SOLE       NONE     0    0       12564
Microsoft Corp           COM            594918104      4508  150969  SH       SOLE       NONE     0    0      150969
Oracle Corp              COM            68389X105      1050   61281  SH       SOLE       NONE     0    0       61281
Pepsico Inc              COM            713448108      4094   65448  SH       SOLE       NONE     0    0       65448
Pfizer Inc.              COM            717081103      2091   80728  SH       SOLE       NONE     0    0       80728
Pitney Bowes Inc         COM            724479100       631   13651  SH       SOLE       NONE     0    0       13651
Proctor & Gamble         COM            742718109      5416   84270  SH       SOLE       NONE     0    0       84270
Schlumberger		 COM		806857108	616    9760  SH	      SOLE	 NONE	  0    0	9760
Staples Inc		 COM		855030102      2330   87262  SH	      SOLE	 NONE	  0    0       87262
The St Paul Companies I  COM            792860108       668   12437  SH       SOLE       NONE     0    0       12437
United Parcel Service    Class B        911312106      1002   13362  SH       SOLE       NONE     0    0       13362
US Bancorp Del Com New	 COM		902973304	324    8957  SH	      SOLE	 NONE	  0    0	8957
Varian Medical Systems   COM            92220P105      3707   77925  SH       SOLE       NONE     0    0       77925
Virginia Community Bank	 COM		927786103	220    5000  SH	      SOLE	 NONE	  0    0	5000
Wachovia		 COM		929771103	336    5905  SH	      SOLE	 NONE	  0    0	5905
Walgreen Co		 COM		931422109	665   14488  SH	      SOLE	 NONE	  0    0       14488
Wal-Mart                 COM            931142103      1734   37548  SH       SOLE       NONE     0    0       37548
Washington Mutual        COM            939322103      2603   57216  SH       SOLE       NONE     0    0       57216
Wells Fargo              COM            949746101      3444   96847  SH       SOLE       NONE     0    0       96847
Western Union		 COM		959802109      2431  108450  SH	      SOLE	 NONE	  0    0      108450
Wrigley Wm Jr Co         COM            982526105      1637   31658  SH       SOLE       NONE     0    0       31658
Wyeth                    COM            983024100      1687   33139  SH       SOLE       NONE     0    0       33139
Zimmer Holdings Inc      COM            98956P102      1198   15284  SH       SOLE       NONE     0    0       15284
